UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$155,473
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Series A, 5.00%, 6/01/46	180	135,185
Arizona — 2.6%
Arizona Board of Regents, Refunding COP, University of Arizona, Series C, 5.00%, 6/01/29 (a)	655	734,949
Arizona Board of Regents, Refunding RB, Series A:
5.00%, 7/01/30	365	425,338
5.00%, 6/01/42	250	281,413
		1,441,700
California — 11.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	812,693
California Health Facilities Financing Authority, RB, Stanford Hospital & Clinics, 5.00%, 8/15/42	430	474,058
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	139,654
California Statewide Communities Development Authority, Kaiser Permanente, RB, Series A, 5.00%, 4/01/42	365	394,415
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	850	899,461
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,925,882
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	949,348
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	825,076
		6,420,587
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	654,136
District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	758,803

Municipal Bonds	Par (000)	Value
Florida — 0.8%
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	$415	$461,098
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub- Series D, 6.00%, 1/01/23	555	659,840
Illinois — 11.3%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	500	571,540
Chicago Transit Authority, RB:
O’Hare International Airport Revenue, General, Third Lien, Series C, 6.50%, 1/01/41	1,590	1,923,900
Sales Tax Receipts Revenue, 5.25%, 12/01/36	165	185,752
Sales Tax Revenue, Series A, 5.25%, 1/01/38	205	231,318
City of Chicago Illinois, Refunding RB, Second Lien, 5.00%, 11/01/42	400	446,800
Illinois Finance Authority, RB:
Carle Foundation, Series A, 6.00%, 8/15/41	750	833,370
Navistar International, Recovery Zone, 6.50%, 10/15/40	270	297,856
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,000	1,160,020
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	420,487
6.00%, 6/01/28	105	120,486
		6,191,529
Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,373,367
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	1,042,785
Kentucky — 4.0%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	350	403,844
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/18 (b)	675	857,898

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	$800	$963,584
		2,225,326
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	380	432,600
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	818,404
Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	175	200,823
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	430,519
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	281,125
		912,467
Michigan — 3.3%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	485	566,068
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	572,660
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	677,377
		1,816,105
Multi-State — 6.1%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (c)(d)	3,000	3,337,230
Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,166,580
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	1,000	1,132,320
		2,298,900
New Jersey — 7.0%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	850,860

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$610	$666,211
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	695	798,152
Series A, 5.50%, 6/15/41	500	579,430
Series B, 5.25%, 6/15/36	850	966,518
		3,861,171
New York — 4.2%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	145	166,943
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,117,000
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	325	365,495
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	575	675,125
		2,324,563
Pennsylvania — 8.1%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	348,834
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	1,000	1,146,370
Sub-Series A, 6.00%, 12/01/41	1,500	1,695,390
Sub-Series C (AGC), 6.25%, 6/01/38	500	604,495
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Children’s Hospital of Philadelphia, Series D, 5.00%, 7/01/32	575	653,579
		4,448,668
Texas — 13.0%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	890	996,925
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	574,218
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	340	386,889
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	301,312

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Katy Independent School District, Refunding RB, Unlimited Tax School Building, Series A (PSF-GTD), 5.00%, 2/15/42 (a)	$295	$336,872
Lamar Texas Consolidated Independent School District, GO, Refunding, Schoolhouse Improvements, Series A, 5.00%, 2/15/45	500	569,185
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	500	584,440
North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	282,498
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,020	1,185,444
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	585,715
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	540	540,043
University of Texas, Refunding RB, Financing System Bonds, Series B, 5.00%, 8/15/43	715	824,924
		7,168,465
Virginia — 1.1%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	500	590,355
Washington — 2.1%
Port of Seattle, Refunding RB, Intermediate Lien, Series A, 5.00%, 8/01/32	1,000	1,142,990
Wisconsin — 2.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Alliance, Series D, 5.00%, 11/15/41	485	528,044
Froedtert & Community Health, 5.25%, 4/01/39	890	973,704
		1,501,748
Total Municipal Bonds – 94.9%		52,173,495

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 19.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,005	1,164,705

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	$1,300	$1,425,801
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	2,079	2,482,951
Series C, 5.25%, 8/01/39	1,410	1,629,382
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	221,980
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,234	2,579,518
University of California, RB, Series O, 5.75%, 5/15/34	810	957,809
		10,462,146
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30	735	907,005
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	1,019,894
		1,926,899
Illinois — 7.4%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,846,020
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,194,493
		4,040,513
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Senior Lien, Series B, 5.00%, 10/15/41	790	896,800
Nevada — 3.4%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,855,605
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	678,132
New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	1,000	1,125,310
New York — 10.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	905,114
Series FF-2, 5.50%, 6/15/40	990	1,140,285

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB, Fiscal 2012, Series E, 5.00%, 2/01/42	$460	$518,461
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	1,170	1,330,746
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	680	782,156
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,139,860
		5,816,622
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	915,482
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, Sales Tax Revenue, Series C, 5.25%, 8/01/40	460	508,944
South Carolina — 2.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,154,062
Texas — 7.2%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,212,774
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,628,089
Waco Educational Finance Corporation, Refunding RB, Baylor University, 5.00%, 3/01/43	1,005	1,132,112
		3,972,975
Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	518,145
Washington — 1.5%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	735	840,568
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 63.1%		34,712,203
Total Long-Term Investments (Cost – $77,459,542) – 158.0%		86,885,698

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	62,063	$62,063
Total Short-Term Securities (Cost – $62,063) – 0.1%		62,063
Total Investments (Cost - $77,521,605*) – 158.1%		86,947,761
Other Assets Less Liabilities – 5.8%		3,178,604
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (31.5)%		(17,335,194)
VRDP Shares, at Liquidation Value – (32.4)%		(17,800,000)
Net Assets Applicable to Common Shares – 100.0%		$54,991,171

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$60,346,587
Gross unrealized appreciation	$9,428,346
Gross unrealized depreciation	(152,943)
Net unrealized appreciation	$9,275,403

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$734,949	$373
Piper Jaffray	$336,872	$2,794

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

FFI Institutional Tax-Exempt Fund	2,198,525	(2,136,462)	62,063	$336

(g)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2012	4

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
10-Year
	US	Chicago
	Treasury	Board	September
18	Note	of Trade	2012	$2,410,875	$(21,128)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$86,885,698	—	$86,885,698
Short-Term Securities	$62,063	—	—	62,063
Total	$62,063	$86,885,698	—	$86,947,761

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(21,128)	—	—	$(21,128)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$72,000	—	—	$72,000
Liabilities:
TOB trust certificates	—	$(17,325,771)	—	(17,325,771)
VRDP Shares	—	(17,800,000)	—	(17,800,000)
Total	$72,000	$(35,125,771)	—	$(35,053,771)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: July 25, 2012